Exchange Rate (Tables)	12 Months Ended
Dec. 31, 2024
Foreign exchange rates [abstract]
Disclosure of closing exchange rate [Table Text Block]

Closing exchange rate	2024	2023	Change 24/23 (*)
Pound sterling	0.82667	0.86691	(4.64)%
US dollar	1.03490	1.10390	(6.25)%
Canadian dollar	1.48912	1.46061	1.95%
Australian dollar	1.67318	1.62057	3.25%
Polish zloty	4.27820	4.34300	(1.49)%
Chilean peso	1,031.520	967.780	6.59%
Indian rupee	89.20050	91.94270	(2.98)%
(*) A negative change represents an appreciation of the reference currency against the euro and vice versa.

Disclosure of average exchange rate [Table Text Block]

Average exchange rate	2024	2023	2022	Change 24/23 (*)	Change 23/22(*)
Pound sterling	0.84653	0.86961	0.85269	(2.65)%	1.98%
US dollar	1.08180	1.08147	1.05330	0.03%	2.67%
Canadian dollar	1.48193	1.45920	1.36984	1.56%	6.52%
Australian dollar	1.64031	1.62876	1.51685	0.71%	7.38%
Polish zloty	4.30523	4.54119	4.68474	(5.20)%	(3.06)%
Chilean peso	1,021.132	908.75223	917.53335	12.37%	(0.96)%
Indian rupee	90.53760	89.31345	82.72616	1.37%	7.96%
(*) A negative change represents an appreciation of the reference currency against the euro and vice versa.